CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jan. 02, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 9,740		$ 18,403	$ 8,051	$ 9,882	$ 7,401
Marketable securities	10,516		18,580		18,563
Restricted cash equivalents and marketable securities	285		302		295
Interest and other receivables	108		507		172
Other current assets	1,787		1,537		1,548
Total current assets	22,436		39,329		30,460
Security deposits	101		67		54
Restricted cash equivalents and marketable securities	78		72		349
Property and equipment, net	425		333		219
Total assets	23,040		39,801		31,082
Current liabilities
Accounts payable and accrued liabilities	4,516		5,272		3,749
Current portion of other liability	68		68
Warrant liability	12,208	16,200
Total current liabilities	16,792		5,340		3,749
Other liability	11		45		28
Total liabilities	16,803		5,385		3,777
Stockholders' equity
Preferred stock, $0.001 par value, 10,000,000 shares authorized; none issued and outstanding at both June 30, 2013 and December 31, 2012
Common stock, $0.001 par value; 100,000,000 authorized; 9,957,725 issued and outstanding at both June 30, 2013 and December 31, 2012	10		10		6
Warrants			11,153		6,247
Additional paid-in capital	154,469		154,224		132,312
Accumulated other comprehensive income	9,520		9,520		8,945
Accumulated deficit	(157,762)		(140,491)		(120,205)
Total stockholders' equity	6,237		34,416		27,305	4,082
Total liabilities and stockholders' equity	$ 23,040		$ 39,801		$ 31,082